Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03055612

Cert NYS

1-12298

NYSE

April 11, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, REGENCY CENTERS CORPORATION, Depositary Shares (Each representing 1/10 of a share of 7.45% Series 3 Cumulative Redeemable Preferred Stock, Liquidation Preference $25.00 per Depositary Share, par value $0.01 per share) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 11, 2003. Tentative listing date – April 15, 2003.

Sincerely,